Environmental, Contingencies and Commitments (Estimated Future Minimum Rental Expenses) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Environment Matters And Other Contingencies [Line Items]
2013, Operating Leases	$ 9.6
2014, Operating Leases	7.6
2015, Operating Leases	6.2
2016, Operating Leases	5.4
2017, Operating Leases	4.4
Thereafter, Operating Leases	6.5
Total minimum lease payments, Operating Leases	39.7
2013, Capital Lease	2.8
2014, Capital Lease	2.9
2015, Capital Lease	3.0
2016, Capital Lease	3.1
2017, Capital Lease	3.3
Thereafter, Capital Lease	2.5
Total minimum lease payments	17.6
2013, Total Leases	12.4
2014, Total Leases	10.5
2015, Total Leases	9.2
2016, Total Leases	8.5
2017, Total Leases	7.7
Thereafter, Total Leases	9.0
Total Leases	$ 57.3